Derivatives Instruments (Credit Risk) (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Days	Dec. 31, 2020 CAD ($)
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	$ 1,631.0	$ 1,056.0
Total cash deposits/collateral on hand	212.0	69.0
Receivables, net
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	1,330.0	958.0
Credit Concentration Risk
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	1,300.0	805.0
Total cash deposits/collateral on hand	341.0	251.0
Credit Concentration Risk | Receivables, net
Credit Derivatives [Line Items]
Fair Value, Financial assets, considered to be past due	$ 93.0	101.0
Average number of days financial asset outstanding | Days	57
Credit Concentration Risk | Receivables, net | Financial Asset, Past Due [Member]
Credit Derivatives [Line Items]
Financial assets, considered to be past due	$ 114.0	$ 123.0